Financial Highlights - Schedule of Financial Highlights (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended														12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 05, 2022
Investment Company, Financial Highlights [Roll Forward]
Shares outstanding at end of period (in shares)		5,927												5,927	5,927	5,927
Ratio/Supplemental Data:
Net assets at end of period		$ 1,761,392												$ 148,098	$ 148,098	$ 1,761,392	$ 25
Class I
Investment Company, Financial Highlights [Roll Forward]
Net asset value, beginning of period (in dollars per share)		$ 27.03	$ 26.92	$ 27.07	$ 27.08	$ 27.01	$ 26.75	$ 26.08	$ 26.12	$ 25.71	$ 25.58	$ 25.40	$ 24.99	$ 25.00		$ 24.99
Net investment income for period (in dollars per share)														0.03		2.41
Net realized and unrealized gains for period (in dollars per share)														(0.04)		0.85
Net increase in stockholders' equity (in dollars per share)														(0.01)		3.26
Distributions from net investment income (in dollars per share)																(1.03)
Total increase in net assets (in dollars per share)																2.23
Net asset value, end of period (in dollars per share)	$ 27.07	$ 27.22	27.03	26.92	27.07	27.08	27.01	26.75	26.08	26.12	25.71	25.58	25.40	$ 24.99	$ 24.99	$ 27.22
Total return based on net asset value														(0.05%)		13.03%
Shares outstanding at end of period (in shares)		51,943,000												5,927,000	5,927,000	51,943,000
Ratio/Supplemental Data:
Net assets at end of period		$ 1,413,632												$ 148,098	$ 148,098	$ 1,413,632
Ratio of operating expenses (excluding expense support) to average net assets														6.71%	6.71%	13.34%
Ratio of operating expenses (including expense support) to average net assets																12.00%
Ratio of net investment income to average net assets														1.73%		16.23%
Portfolio turnover rate														80.00%		68.00%
Class S
Investment Company, Financial Highlights [Roll Forward]
Net asset value, beginning of period (in dollars per share)		$ 27.03	26.92	27.07	27.08	27.01	26.75	26.08	26.12	25.71	25.58	25.40	24.99			$ 24.99
Net investment income for period (in dollars per share)	0.84
Net realized and unrealized gains for period (in dollars per share)	0.30
Net increase in stockholders' equity (in dollars per share)	1.14
Distributions from net investment income (in dollars per share)	(0.93)
Total increase in net assets (in dollars per share)	0.21
Net asset value, end of period (in dollars per share)	27.07	$ 27.22	27.03	26.92	27.07	27.08	27.01	26.75	26.08	26.12	25.71	25.58	25.40	$ 24.99	$ 24.99	$ 27.22
Total return based on net asset value																4.22%
Shares outstanding at end of period (in shares)		10,972,000														10,972,000
Ratio/Supplemental Data:
Net assets at end of period		$ 298,608														$ 298,608
Ratio of operating expenses (excluding expense support) to average net assets																10.22%
Ratio of operating expenses (including expense support) to average net assets																9.26%
Ratio of net investment income to average net assets																9.71%
Portfolio turnover rate																68.00%
Class D
Investment Company, Financial Highlights [Roll Forward]
Net asset value, beginning of period (in dollars per share)		$ 27.03	26.92	27.07	27.08	27.01	26.75	26.08	26.12	25.71	25.58	25.40	24.99			$ 24.99
Net investment income for period (in dollars per share)	0.90
Net realized and unrealized gains for period (in dollars per share)	0.31
Net increase in stockholders' equity (in dollars per share)	1.21
Distributions from net investment income (in dollars per share)	(1.00)
Total increase in net assets (in dollars per share)	0.21
Net asset value, end of period (in dollars per share)	$ 27.07	$ 27.22	$ 27.03	$ 26.92	$ 27.07	$ 27.08	$ 27.01	$ 26.75	$ 26.08	$ 26.12	$ 25.71	$ 25.58	$ 25.40	$ 24.99	$ 24.99	$ 27.22
Total return based on net asset value																4.47%
Shares outstanding at end of period (in shares)		1,806,000														1,806,000
Ratio/Supplemental Data:
Net assets at end of period		$ 49,152														$ 49,152
Ratio of operating expenses (excluding expense support) to average net assets																8.43%
Ratio of operating expenses (including expense support) to average net assets																7.60%
Ratio of net investment income to average net assets																9.43%
Portfolio turnover rate																68.00%